UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: September 30

Date of reporting period: June 30, 2011

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS EQUITY TRUST

LEGG MASON CLEARBRIDGE

FUNDAMENTAL ALL CAP VALUE FUND

FORM N-Q

JUNE 30, 2011

LEGG MASON CLEARBRIDGE FUNDAMENTAL ALL CAP VALUE FUND

Schedule of investments (unaudited)	June 30, 2011

SECURITY	SHARES	VALUE
COMMON STOCKS - 96.3%
CONSUMER DISCRETIONARY - 8.9%
Hotels, Restaurants & Leisure - 1.2%
Carnival Corp.	653,230	$24,581,045

Household Durables - 0.3%
Toll Brothers Inc.	266,420	5,525,551	*

Leisure Equipment & Products - 1.5%
Mattel Inc.	1,117,870	30,730,246

Media - 2.4%
Walt Disney Co.	1,310,760	51,172,070

Specialty Retail - 3.5%
Gap Inc.	1,035,617	18,744,668
Home Depot Inc.	1,527,760	55,335,467

Total Specialty Retail		74,080,135

TOTAL CONSUMER DISCRETIONARY		186,089,047

CONSUMER STAPLES - 5.3%
Food & Staples Retailing - 2.7%
Safeway Inc.	2,386,360	55,769,233

Food Products - 2.6%
Unilever PLC	935,550	30,190,929	(a)
Unilever PLC, ADR	768,070	24,877,788

Total Food Products		55,068,717

TOTAL CONSUMER STAPLES		110,837,950

ENERGY - 14.1%
Energy Equipment & Services - 6.2%
Baker Hughes Inc.	620,490	45,022,754
Halliburton Co.	833,390	42,502,890
Schlumberger Ltd.	495,020	42,769,728

Total Energy Equipment & Services		130,295,372

Oil, Gas & Consumable Fuels - 7.9%
ConocoPhillips	617,000	46,392,230
Devon Energy Corp.	518,310	40,848,011
Hess Corp.	726,480	54,311,645
Noble Energy Inc.	263,760	23,640,809

Total Oil, Gas & Consumable Fuels		165,192,695

TOTAL ENERGY		295,488,067

FINANCIALS - 21.1%
Capital Markets - 4.7%
BlackRock Inc.	115,970	22,244,205
Franklin Resources Inc.	240,610	31,589,687
Morgan Stanley	1,925,890	44,314,729

Total Capital Markets		98,148,621

Commercial Banks - 3.4%
First Republic Bank	111,500	3,599,220	*
KeyCorp	2,463,150	20,518,040
U.S. Bancorp	1,834,330	46,793,758

Total Commercial Banks		70,911,018

Diversified Financial Services - 4.8%
Bank of America Corp.	1,549,830	16,986,137
Citigroup Inc.	249,568	10,392,011
JPMorgan Chase & Co.	1,767,570	72,364,316

Total Diversified Financial Services		99,742,464

Insurance - 4.6%
Allied World Assurance Co. Holdings Ltd.	853,457	49,142,054
Chubb Corp.	756,910	47,390,135

Total Insurance		96,532,189

Real Estate Investment Trusts (REITs) - 2.0%
Pebblebrook Hotel Trust	764,050	15,426,170
Weyerhaeuser Co.	1,209,241	26,434,008

Total Real Estate Investment Trusts (REITs)		41,860,178

See Notes to Schedule of Investments.

LEGG MASON CLEARBRIDGE FUNDAMENTAL ALL CAP VALUE FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2011

SECURITY	SHARES	VALUE
Real Estate Management & Development - 1.6%
Jones Lang LaSalle Inc.	353,590	$33,343,537

TOTAL FINANCIALS		440,538,007

HEALTH CARE - 7.8%
Life Sciences Tools & Services - 0.4%
Enzo Biochem Inc.	1,784,626	7,584,661	*

Pharmaceuticals - 7.4%
GlaxoSmithKline PLC, ADR	445,330	19,104,657
Johnson & Johnson	588,370	39,138,372
Merck & Co. Inc.	1,312,730	46,326,242
Novartis AG, ADR	819,490	50,079,034

Total Pharmaceuticals		154,648,305

TOTAL HEALTH CARE		162,232,966

INDUSTRIALS - 14.2%
Aerospace & Defense - 6.0%
Boeing Co.	556,670	41,154,613
Honeywell International Inc.	726,200	43,274,258
Northrop Grumman Corp.	581,060	40,296,511

Total Aerospace & Defense		124,725,382

Building Products - 0.2%
Masco Corp.	399,110	4,801,293

Construction & Engineering - 1.6%
EMCOR Group Inc.	157,812	4,625,470	*
Fluor Corp.	343,460	22,208,124
Jacobs Engineering Group Inc.	143,640	6,212,430	*

Total Construction & Engineering		33,046,024

Electrical Equipment - 0.9%
Babcock & Wilcox Co.	551,675	15,286,914	*
Valence Technology Inc.	2,192,000	2,586,560	*

Total Electrical Equipment		17,873,474

Industrial Conglomerates - 0.7%
McDermott International Inc.	750,948	14,876,280	*

Machinery - 4.8%
Deere & Co.	599,030	49,390,023
Dover Corp.	465,780	31,579,884
Oshkosh Corp.	685,590	19,840,975	*

Total Machinery		100,810,882

TOTAL INDUSTRIALS		296,133,335

INFORMATION TECHNOLOGY - 18.3%
Communications Equipment - 4.4%
Cisco Systems Inc.	2,650,660	41,376,803
Telefonaktiebolaget LM Ericsson, ADR	3,498,177	50,303,785

Total Communications Equipment		91,680,588

Internet Software & Services - 3.0%
eBay Inc.	1,942,190	62,674,471	*

Semiconductors & Semiconductor Equipment - 7.4%
Applied Materials Inc.	3,549,630	46,180,686
Samsung Electronics Co., Ltd., GDR	122,710	47,568,722	(a)
Texas Instruments Inc.	1,863,340	61,173,452

Total Semiconductors & Semiconductor Equipment		154,922,860

Software - 3.5%
Microsoft Corp.	1,995,120	51,873,120
Symantec Corp.	1,093,500	21,563,820	*

Total Software		73,436,940

TOTAL INFORMATION TECHNOLOGY		382,714,859

MATERIALS - 3.2%
Metals & Mining - 3.2%
BHP Billiton Ltd., ADR	237,970	22,519,101
Nucor Corp.	391,980	16,157,416

See Notes to Schedule of Investments.

2

LEGG MASON CLEARBRIDGE FUNDAMENTAL ALL CAP VALUE FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2011

SECURITY			SHARES	VALUE
Metals & Mining - continued
United States Steel Corp.			610,090	$28,088,543

TOTAL MATERIALS				66,765,060

TELECOMMUNICATION SERVICES - 3.4%
Diversified Telecommunication Services - 1.3%
AT&T Inc.			892,350	28,028,714

Wireless Telecommunication Services - 2.1%
Vodafone Group PLC, ADR			1,621,632	43,330,007

TOTAL TELECOMMUNICATION SERVICES				71,358,721

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $1,556,662,398)				2,012,158,012

RATE		MATURITY DATE	FACE AMOUNT
SHORT-TERM INVESTMENTS - 2.7%
Repurchase Agreements - 2.7%
Interest in $367,792,000 joint tri-party repurchase agreement dated 6/30/11 with Barclays Capital Inc.; Proceeds at maturity - $55,327,031; (Fully collateralized by various U.S. government agency obligations, 0.000% to 0.135% due 5/6/13 to 7/15/20; Market value - $56,433,540) (Cost - $55,327,000)	0.020%	7/1/11	$55,327,000	55,327,000

TOTAL INVESTMENTS - 99.0% (Cost - $1,611,989,398#)				2,067,485,012
Other Assets in Excess of Liabilities - 1.0%				21,552,679

TOTAL NET ASSETS - 100.0%				$2,089,037,691

*	Non-income producing security.

(a)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (See Note 1).

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ADR	— American Depositary Receipt

GDR	— Global Depositary Receipt

See Notes to Schedule of Investments.

3

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Legg Mason ClearBridge Fundamental All Cap Value Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service, which are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The Fund has adopted Financial Accounting Standards Board Codification Topic 820 (“ASC Topic 820”). ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-term investments†:
Common stocks:
Consumer staples	$80,647,021	$30,190,929	—	$110,837,950
Information technology	335,146,137	47,568,722	—	382,714,859
Other common stocks	1,518,605,203	—	—	1,518,605,203

Total long-term investments	$1,934,398,361	$77,759,651	—	$2,012,158,012

Short-term investments†	—	55,327,000	—	55,327,000

Total investments	$1,934,398,361	$133,086,651	—	$2,067,485,012

†	See Schedule of Investments for additional detailed categorizations.

4

Notes to Schedule of Investments (unaudited) (continued)

For the period ended June 30, 2011, as a result of fair value pricing procedures for international equities utilized by the Fund, certain securities transferred in and out of Level 1 and Level 2 measurements during the period.

(b) Repurchase agreements. The Fund may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Fund acquires a debt security subject to an obligation of the seller to repurchase, and of the Fund to resell, the security at an agreed-upon price and time, thereby determining the yield during the Fund’s holding period. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian, acting on the Fund’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Fund generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Fund seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(d) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(e) Security transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At June 30, 2011, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$520,589,493
Gross unrealized depreciation	(65,093,879)

Net unrealized appreciation	$455,495,614

3. Derivative instruments and hedging activities

Financial Accounting Standards Board Codification Topic 815 requires enhanced disclosure about an entity’s derivative and hedging activities.

During the period ended June 30, 2011, the Fund did not invest in any derivative instruments.

5

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Equity Trust

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: August 25, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: August 25, 2011

By	/s/ KAPREL OZSOLAK
Kaprel Ozsolak
Chief Financial Officer

Date: August 25, 2011